Note 8 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Future tax credits	$ 5,124	$ 5,030
Restructuring reserve	1,071	2,374
Employee benefits	2,030	2,440
Insurance	312	361
Other comprehensive loss	6,250	8,500
Interest	12	31
Future federal tax credits	654	443
Prepaid revenue	528	403
Other	298	714
Net operating loss and other tax attribute carryovers	5,628	4,512
Total assets	21,907	24,808
Property basis and depreciation difference	13,049	11,750
Inventory valuation	534	964
Intangibles	286	325
Pension	1,633	2,328
Total liabilities	15,502	15,367
Valuation allowance - non-current	3,988	3,865
Net deferred income tax asset	$ 2,417	$ 5,576